AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Principal Amount†	Value
Corporate Bonds and Notes - 49.3%
Financials - 17.8%
Air Lease Corp.
2.250%, 01/15/23	5,000	$5,032
Series MTN, 3.000%, 02/01/30	5,000	4,656

American Homes 4 Rent LP 4.900%, 02/15/29	25,000	29,815
Bank of America Corp. Series MTN 4.200%, 08/26/24	130,000	144,773
Barclays PLC (United Kingdom) 3.650%, 03/16/25	200,000	215,717
Brookfield Finance, Inc. (Canada) 3.900%, 01/25/28	25,000	27,840
Citigroup, Inc. 4.400%, 06/10/25	75,000	84,623
Digital Euro Finco LLC 1.125%, 04/09/28	100,000 EUR	120,021
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. (Australia) 3.400%, 09/30/26[1]	60,000	63,539
JPMorgan Chase & Co.
3.875%, 02/01/24	25,000	27,580
Series X, (6.100% to 10/01/24 then 3 month LIBOR + 3.330%), 6.100%, 10/01/24[2,3,4]	65,000	68,250

Lloyds Banking Group PLC (United Kingdom) 4.500%, 11/04/24	200,000	218,133
Mid-America Apartments, LP 4.200%, 06/15/28	95,000	110,382
Old Republic International Corp. 4.875%, 10/01/24	100,000	113,516
Prologis Euro Finance LLC
0.250%, 09/10/27	100,000 EUR	117,070
0.375%, 02/06/28	100,000 EUR	117,729

Royal Bank of Canada, GMTN (Canada) 2.250%, 11/01/24	50,000	52,999
Santander Holdings USA, Inc. 3.450%, 06/02/25	10,000	10,694
Ventas Realty, LP 3.100%, 01/15/23	70,000	72,784
Westpac Banking Corp. (Australia) 2.650%, 01/16/30[5]	90,000	99,672

Total Financials		1,704,825
Industrials - 27.4%
Air Canada 2017-1 Class AA Pass Through Trust (Canada) 3.300%, 01/15/30[1]	44,880	42,668
Alfa, SAB de CV (Mexico) 5.250%, 03/25/24[1]	200,000	211,020
	Principal Amount†	Value

Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/29	45,000	$54,919
BMW US Capital LLC
3.150%, 04/18/24[1]	25,000	26,812
4.150%, 04/09/30[1]	20,000	23,700

Broadcom, Inc. 5.000%, 04/15/30	10,000	11,796
Burlington Northern Santa Fe LLC 4.050%, 06/15/48	65,000	80,865
Cemex SAB de CV (Mexico) 7.375%, 06/05/27[1]	200,000	216,102
Centene Corp.
3.375%, 02/15/30	15,000	15,562
4.625%, 12/15/29	10,000	10,787

Covanta Holding Corp. 5.875%, 07/01/25	30,000	31,012
CSX Corp. 3.800%, 03/01/28	70,000	82,056
CVS Health Corp.
4.100%, 03/25/25	13,000	14,685
4.300%, 03/25/28	25,000	29,262

Delta Air Lines 2015-1 Class B Pass Through Trust Series 15-1 4.250%, 07/30/23	46,631	42,905
Ecolab, Inc. 4.800%, 03/24/30	5,000	6,378
Ecopetrol SA (Colombia) 5.875%, 05/28/45	45,000	49,050
Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	70,000	67,200
Enbridge, Inc. (Canada) 2.900%, 07/15/22	25,000	25,949
Energy Transfer Partners, LP 4.050%, 03/15/25	85,000	89,342
Equinor A.S.A. (Norway) 3.625%, 04/06/40	40,000	45,565
Freeport-McMoRan, Inc. 4.375%, 08/01/28	35,000	36,188
General Motors Financial Co., Inc. 4.000%, 01/15/25	120,000	128,219
Glencore Funding LLC 1.625%, 09/01/25[1]	45,000	44,622
Hyundai Capital America
2.650%, 02/10/25[1]	15,000	15,447
2.750%, 09/27/26[1]	85,000	88,000
6.375%, 04/08/30[1]	20,000	25,602

Intel Corp. 3.700%, 07/29/25	100,000	113,608
Kinder Morgan Energy Partners, LP 4.250%, 09/01/24	110,000	121,718

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)
	Principal Amount†	Value
Industrials - 27.4% (continued)

KT Corp. (South Korea) 2.500%, 07/18/26[1]	200,000	$213,764
Nissan Motor Acceptance Corp. 3.650%, 09/21/21[1]	60,000	61,191
Petrobras Global Finance BV (Netherlands) 5.999%, 01/27/28	45,000	49,995
Petroleos Mexicanos (Mexico) 5.950%, 01/28/31	60,000	50,670
Southern Copper Corp. 3.875%, 04/23/25	130,000	143,588
SYSCO CORP 6.600%, 04/01/40	20,000	27,051
T-Mobile USA, Inc. 3.875%, 04/15/30[1]	45,000	51,058
Toyota Motor Credit Corp. MTN 2.650%, 04/12/22	35,000	36,201
Videotron, Ltd. (Canada) 5.125%, 04/15/27[1]	30,000	31,560
Weibo Corp. (Cayman Islands) 3.500%, 07/05/24	200,000	210,433

Total Industrials		2,626,550
Utilities - 4.1%
CenterPoint Energy, Inc. 3.850%, 02/01/24	30,000	32,867
Duke Energy Corp. 3.150%, 08/15/27[5]	70,000	77,268
Emgesa, S.A. ESP (Colombia) 8.750%, 01/25/21[1]	320,000,000 COP	84,700
Enel Chile, S.A. (Chile) 4.875%, 06/12/28	20,000	23,698
Enel Finance International NV (Netherlands) 1.375%, 06/01/26	100,000 EUR	125,176
Virginia Electric & Power Co. Series A 3.800%, 04/01/28	40,000	47,024

Total Utilities		390,733

Total Corporate Bonds and Notes (Cost $4,429,037)		4,722,108
U.S. Government and Agency Obligations - 3.0%
U.S. Treasury Obligations - 3.0%
U.S. Treasury Bonds,
2.000%, 02/15/50	75,000	85,090
	Principal Amount†	Value

U.S. Treasury Bonds,
2.875%, 05/15/49	85,000	$114,116

U.S. Treasury Notes, 3.125%, 11/15/28[6]	70,000	84,361

Total U.S. Treasury Obligations		283,567

Total U.S. Government and Agency Obligations (Cost $250,817)		283,567
Foreign Government Obligations - 38.1%
Australia Government Bond Series 133 5.500%, 04/21/23	75,000 AUD	61,012
Bundesrepublik Deutschland Bundesanleihe 0.500%, 08/15/27	20,000 EUR	25,397
China Government Bond 3.300%, 07/04/23	500,000 CNY	74,752
Colombian TES Series B 6.250%, 11/26/25	189,000,000 COP	54,126
Export Development Canada 1.800%, 09/01/22	55,000 CAD	42,451
French Republic Government Bond OAT
1.750%, 11/25/24	20,000 EUR	25,787
4.250%, 10/25/23	110,000 EUR	148,595

Indonesia Government International Bonds 4.750%, 01/08/26[1]	200,000	232,129
Indonesia Treasury Bond
Series FR75 7.500%, 05/15/38	734,000,000 IDR	48,864
Series FR78 8.250%, 05/15/29	380,000,000 IDR	27,805
Series FR82 7.000%, 09/15/30	660,000,000 IDR	44,497

Israel Government Bond Series 0330 1.000%, 03/31/30	310,000 ILS	92,819
Italy Buoni Poliennali Del Tesoro
1.350%, 04/01/30	120,000 EUR	147,925
2.000%, 02/01/28	65,000 EUR	83,883

Japan Government Thirty Year Bond Series 62 0.500%, 03/20/49	21,900,000 JPY	203,375
Korea Treasury Bond Series 2209 2.000%, 09/10/22	189,070,000 KRW	165,324
Mexican Bonos
Series M 5.750%, 03/05/26	3,630,000 MXN	168,065
Series M 6.500%, 06/10/21	850,000 MXN	38,946
Series M 8.000%, 12/07/23	1,600,000 MXN	79,377
Series M 20 8.500%, 05/31/29	1,823,100 MXN	97,488
New South Wales Treasury Corp.
2.000%, 03/08/33	195,000 AUD	147,917
Series 22 6.000%, 03/01/22	150,000 AUD	116,275

New Zealand Government Bond Series 0429 3.000%, 04/20/29	60,000 NZD	48,428

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)
	Principal Amount†	Value

Foreign Government Obligations - 38.1% (continued)
Norway Government Bond
Series 474 3.750%, 05/25/21[1]	485,000 NOK	$53,258
Series 482 1.375%, 08/19/30[1]	790,000 NOK	90,813

Peruvian Government International Bond 2.392%, 01/23/26	15,000	15,735
Republic of South Africa Government Bond
Series 2035 8.875%, 02/28/35	815,000 ZAR	40,662
Series R213 7.000%, 02/28/31	2,680,000 ZAR	129,918

Republic of South Africa Government International Bond 5.750%, 09/30/49	200,000	169,336
Singapore Government Bond 2.750%, 07/01/23	55,000 SGD	42,988
Spain Government Bond
1.600%, 04/30/25[1]	95,000 EUR	121,059
1.950%, 07/30/30[1]	35,000 EUR	47,982
4.400%, 10/31/23[1]	105,000 EUR	141,513
Series 30Y 2.700%, 10/31/48[1]	30,000 EUR	49,620

Thailand Government Bonds 2.125%, 12/17/26	5,000,000 THB	168,135
Turkey Government International Bond 6.875%, 03/17/36	90,000	84,218
United Kingdom Gilt
1.500%, 07/22/26	130,000 GBP	182,770
2.750%, 09/07/24	100,000 GBP	143,428

Total Foreign Government Obligations (Cost $3,587,502)		3,656,672

	PrincipalAmount†	Value
Short-Term Investments - 10.1%
Joint Repurchase Agreements - 1.9%[7]
Bank of America Securities, Inc., dated 09/30/20, due 10/01/20, 0.060% total to be received $180,586 (collateralized by various U.S. Treasuries, 1.250% - 2.375%, 10/31/21 - 05/15/29, totaling $184,198)	$180,586	$180,586

	Shares
Other Investment Companies - 8.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%[8]	260,363	260,363
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%[8]	260,363	260,363
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.06%[8]	268,253	268,253

Total Other Investment Companies		788,979

Total Short-Term Investments (Cost $969,565)		969,565
Total Investments - 100.5% (Cost $9,236,921)		9,631,912
Other Assets, less Liabilities - (0.5)%		(49,035)
Net Assets - 100.0%		$9,582,877

†	Principal amount stated in U.S. dollars unless otherwise stated.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of these securities amounted to $1,936,159 or 20.2% of net assets.
[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
[3]	Perpetuity Bond. The date shown represents the next call date.
[4]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Some of these securities, amounting to $175,170 or 1.8% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[6]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at September 30, 2020, amounted to $12,052, or 0.1% of net assets.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[8]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	4	Long	12/21/20	$558,125	$1,472

CURRENCY ABBREVIATIONS:
USD	US Dollar
Open Forward Foreign Currency Contracts
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
Canadian Dollar	396,000	U.S. Dollar	300,845	12/16/20	UBS Securities	$(3,343)
Chinese Offshore Yuan	2,370,000	U.S. Dollar	347,195	12/16/20	JPMorgan	294
Euro	868,000	U.S. Dollar	1,025,125	12/16/20	Morgan Stanley	(5,630)
British Pound	80,000	U.S. Dollar	102,604	12/16/20	Morgan Stanley	677
Japanese Yen	126,600,000	U.S. Dollar	1,193,696	12/16/20	Credit Suisse	8,004
Korean Won	113,000,000	U.S. Dollar	95,318	12/16/20	Merrill Lynch	1,310
Sweden Krona	580,000	U.S. Dollar	66,335	12/16/20	UBS Securities	(1,508)
U.S. Dollar	63,360	Australian Dollar	87,000	12/16/20	Credit Suisse	1,034
U.S. Dollar	149,651	Colombia Peso	557,710,000	12/16/20	Credit Suisse	4,509
U.S. Dollar	96,257	Euro	82,000	12/16/20	Morgan Stanley	(55)
U.S. Dollar	40,549	Indonesia Rupiah	608,000,000	12/16/20	UBS Securities	(19)
U.S. Dollar	202,339	Mexico Peso	4,405,000	12/16/20	UBS Securities	4,871
U.S. Dollar	152,796	Thailand Baht	4,825,000	12/16/20	UBS Securities	542
U.S. Dollar	81,440	South Africa Rand	1,370,000	12/17/20	Citigroup	408
Euro	38,923	Norwegian Krone	414,000	12/16/20	Morgan Stanley	1,322
Net Unrealized Appreciation/(Depreciationon) on Forward Foreign Currency Contracts						$12,416

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$4,722,108	—	$4,722,108
U.S. Government and Agency Obligations†	—	283,567	—	283,567
Foreign Government Obligations	—	3,656,672	—	3,656,672
Short-Term Investments
Joint Repurchase Agreements	—	180,586	—	180,586
Other Investment Companies	$788,979	—	—	788,979
Total Investments in Securities	$788,979	$8,842,933	—	$9,631,912
Financial Derivative Instruments - Assets
Foreign Currency Exchange Contracts	—	$22,971	—	$22,971
Interest Rate Futures Contracts	$1,472	—	—	1,472
Financial Derivative Instruments - Liabilities
Foreign Currency Exchange Contracts	—	(10,555)	—	(10,555)
Total Financial Derivative Instruments	$1,472	$12,416	—	$13,888

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2020, was as follows:
Country	% of Long-Term Investments
Australia	5.6
Canada	2.6
Cayman Islands	2.4
Chile	0.3
China	0.9
Colombia	2.2
France	2.0
Germany	0.3
Indonesia	4.1
Israel	1.1
Italy	2.7
Japan	2.3
Mexico	9.9
Netherlands	2.8
New Zealand	0.6
Norway	2.2
Peru	0.2
Singapore	0.5
South Africa	3.9
South Korea	4.4
Spain	4.1
Thailand	1.9
Turkey	1.0
United Kingdom	8.8
United States	33.2
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$175,170	$180,586	—	$180,586
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.